Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.0%
	BASIC MATERIALS — 5.8%
4,978	Air Products and Chemicals, Inc.	$1,341,621
10,099	Celanese Corp.	1,601,701
27,821	Dow, Inc.	1,749,941
14,292	Eastman Chemical Co.	1,617,283
17,423	International Paper Co.	1,046,948
14,482	LyondellBasell Industries N.V. - Class A1	1,453,269
		8,810,763
	COMMUNICATIONS — 8.6%
70,914	AT&T, Inc.	1,944,462
69,913	Cisco Systems, Inc./Delaware	4,126,265
20,008	Comcast Corp. - Class A	1,214,086
14,493	Thomson Reuters Corp.[1]	1,693,652
73,164	Verizon Communications, Inc.	4,024,020
		13,002,485
	CONSUMER, CYCLICAL — 7.0%
13,551	Home Depot, Inc.	4,420,065
9,456	McDonald's Corp.	2,245,422
25,915	Walmart, Inc.	3,838,011
		10,503,498
	CONSUMER, NON-CYCLICAL — 25.6%
17,423	AbbVie, Inc.	2,104,350
29,867	Altria Group, Inc.	1,500,219
32,252	Bristol-Myers Squibb Co.	2,156,369
38,579	Coca-Cola Co.	2,172,384
24,963	CVS Health Corp.	2,156,554
22,009	Gilead Sciences, Inc.	1,601,815
23,438	Johnson & Johnson	4,057,821
20,580	Medtronic PLC[1,2]	2,747,018
28,011	Merck & Co., Inc.	2,136,959
33,347	Mondelez International, Inc. - Class A	2,069,848
20,199	PepsiCo, Inc.	3,158,922
75,892	Pfizer, Inc.	3,496,344
27,630	Philip Morris International, Inc.	2,845,890
29,345	Procter & Gamble Co.	4,178,435

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
28,964	Tyson Foods, Inc. - Class A	$2,274,253
		38,657,181
	ENERGY — 6.0%
30,584	Chevron Corp.	2,959,614
32,871	ConocoPhillips	1,825,326
48,686	Exxon Mobil Corp.	2,654,361
99,537	Kinder Morgan, Inc.	1,619,467
		9,058,768
	FINANCIAL — 27.2%
40,683	Aflac, Inc.	2,305,912
17,055	Arthur J. Gallagher & Co.	2,449,439
37,334	Bank of America Corp.	1,558,694
4,573	BlackRock, Inc.	4,313,665
17,423	Citigroup, Inc.	1,252,888
10,099	Crown Castle International Corp. - REIT[2]	1,966,174
19,722	Fidelity National Financial, Inc.	963,025
40,016	Fifth Third Bancorp[2]	1,555,022
72,125	Huntington Bancshares, Inc.	1,120,101
28,107	JPMorgan Chase & Co.	4,495,715
91,656	KeyCorp	1,862,450
44,208	MetLife, Inc.	2,740,896
9,623	PNC Financial Services Group, Inc.	1,838,955
21,156	Prologis, Inc. - REIT	2,848,867
29,345	Prudential Financial, Inc.	3,107,049
35,252	Truist Financial Corp.	2,011,479
51,735	U.S. Bancorp	2,969,072
20,580	WP Carey, Inc. - REIT[2]	1,607,710
		40,967,113
	INDUSTRIAL — 4.8%
13,148	Caterpillar, Inc.	2,772,519
14,006	Emerson Electric Co.	1,477,633
7,467	General Dynamics Corp.	1,495,715
4,287	Lockheed Martin Corp.[2]	1,542,462
		7,288,329

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 7.6%
2,858	Broadcom, Inc.	$1,421,026
96,420	HP, Inc.	2,867,531
48,686	Intel Corp.	2,631,965
14,863	Microsoft Corp.	4,486,843
		11,407,365
	UTILITIES — 4.4%
54,308	NiSource, Inc.	1,338,692
24,105	Public Service Enterprise Group, Inc.	1,541,274
35,538	Southern Co.	2,335,913
31,373	UGI Corp.	1,452,883
		6,668,762
	TOTAL COMMON STOCKS
	(Cost $116,699,394)	146,364,264
	SHORT-TERM INVESTMENTS — 6.0%

Units
COLLATERAL FOR SECURITIES LOANED — 3.2%
4,853,944	Securities Lending Fund II, LLC [3]	4,853,944

Principal Amount
	OTHER SHORT-TERM INVESTMENTS — 2.8%
$4,299,497	UMB Money Market Fiduciary, 0.01% [4]	4,299,497
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,153,441)	9,153,441
	TOTAL INVESTMENTS — 103.0%
	(Cost $125,852,835)	155,517,705
	Liabilities in Excess of Other Assets — (3.0)%	(4,578,881)
	TOTAL NET ASSETS — 100.0%	$150,938,824

PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

[1]	Foreign security is denominated in U.S. Dollars.
[2]	All or a portion of shares are on loan. Total loaned securities had a fair value of $4,737,151 at August 31, 2021.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.